LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings [Member]	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Collateralized amount of borrowings due to related party		¥ 0		¥ 0
Interest Expense, Long-term Debt	$ 55,960	¥ 389,926	¥ 421,058